Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	$ (2,042)	$ 6,026	$ 2,356
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(718)	401	(4,577)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(341)	14	(736)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(559)	294	(950)
Interest and Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	255	5,845	7,038
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	$ (679)	$ (528)	$ 1,581